Trade and other receivables - current - Schedule of trade and other current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 32,758	$ 38,695
Accrued income	12,465	10,966
Accrued interest	52	33
Deferred charges	24,797	21,149
Other receivables	66,725	95,499
Total trade and other receivables	$ 136,797	$ 166,342